Trade and Other Receivables and Prepayments (Tables)	12 Months Ended
Feb. 28, 2026
Trade and Other Receivables and Prepayments [Abstract]
Schedule of Trade and Other Receivables and Prepayments
	As of February 28
Figures in Rand thousands	2026	2025

Trade amounts due from related parties	17	369
Trade receivables	735,130	672,370
Expected credit loss provision	(275,651)	(210,906)
	459,496	461,833
Other receivables
Non-trade amounts due from related parties	290	173
Deposits	25,081	24,631
Sundry debtors	26,744	38,661
Finance lease receivables	-	12,888
	511,611	538,186

Prepayments	69,513	63,726
Other taxes	5,929	7,178
Total trade and other receivables and prepayments	587,053	609,090

Non-current	679	11,629
Current	586,374	597,461
	587,053	609,090

Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received	The following table shows the maturity analysis of the undiscounted lease payments to be received:
	As of February 28
Figures in Rand thousands	2026	2025
Maturities analysis
– within one year	-	4,830
– within two to four years	-	8,058
Present value of lease payments	-	12,888

Non-current asset	-	8,058
Current asset	-	4,830
	-	12,888

Schedule of Reconciliation of the Expected Credit Loss Provision Recognized with Regard to Trade and Other Receivables

Reconciliation of the expected credit loss provision recognized with regard to trade and other receivables

	As of February 28
Figures in Rand thousands	2026	2025

Beginning balance	(210,906)	(165,240)
Allowance for expected credit losses, net	(124,532)	(114,555)
Amounts utilized	51,105	67,292
Translation adjustments	8,682	1,597
Ending balance	(275,651)	(210,906)